Note 4 - Labor costs (included in Cost of sales and in Selling, general and administrative expenses) - Number of Employees (Details) - Employees	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Number of employees	24,875	25,874	29,134
Mexico
Disclosure of geographical areas [line items]
Number of employees	5,813	6,042	7,500
Argentina
Disclosure of geographical areas [line items]
Number of employees	5,314	5,811	6,267
USA
Disclosure of geographical areas [line items]
Number of employees	3,736	3,583	3,882
Italy
Disclosure of geographical areas [line items]
Number of employees	2,102	2,140	2,187
Romania
Disclosure of geographical areas [line items]
Number of employees	1,909	1,885	1,884
Canada
Disclosure of geographical areas [line items]
Number of employees	1,236	1,197	1,195
Brazil
Disclosure of geographical areas [line items]
Number of employees	1,212	1,406	1,492
Colombia
Disclosure of geographical areas [line items]
Number of employees	915	893	1,112
Saudi Arabia
Disclosure of geographical areas [line items]
Number of employees	746	759	849
Indonesia
Disclosure of geographical areas [line items]
Number of employees	611	911	1,573
Other
Disclosure of geographical areas [line items]
Number of employees	1,281	1,247	1,193